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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries. Institutional

Institutional Investment Manager Filing this Report:

Name:     Asia Pacific Associates III, Ltd.*

Address:  c/o W.S. Walker & Company
          P.O. Box 265, GT
          Walker House
          Grand Cayman, Cayman Islands

Form 13F File Number: 28-14317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ta-Lin Hsu
Title:    Director
Phone:    (650) 838-8088

Signature,  Place,  and  Date  of  Signing:

/s/ Ta-Lin Hsu       Palo Alto, California     November 14, 2011
--------------       ---------------------     -----------------
 [Signature]             [City, State]              [Date]

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*    The report on Form 13F for the period ended March 31, 2011 is being filed by Asia Pacific Associates III, Ltd., the general partner of Asia Pacific Growth Fund III, L.P.

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            1
                                         -----------
Form 13F Information Table Value Total:      171,920
                                         -----------
                                         (thousands)

List of Other Managers Reporting for this Manager:

None.

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                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------  --------------  ---------  ---------  ------------------------  ----------  -------- ---------------------------
                                                                                                          VOTING AUTHORITY
                                             VALUE     SHRS OR    SH/    PUT/   INVESTMENT   OTHER   ---------------------------
NAME OF ISSUER  TITLE OF CLASS    CUSIP    (x$1,000)   PRN AMT    PRN    CALL   DISCRETION  MANAGER  SOLE         SHARED   NONE
--------------  --------------  ---------  ---------  ---------  -----  ------  ----------  -------- ---------  ---------- -----
FABRINET        COMMON          G3323L100   171,920   9,193,564  SH             DEFINED              9,157,063